Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Parenthetical) (Detail) - CNY (¥) ¥ in Millions									12 Months Ended
	Aug. 22, 2020	Jul. 01, 2020	Dec. 31, 2018	Dec. 28, 2018	Mar. 15, 2018	Jan. 31, 2018	Dec. 29, 2017	Dec. 26, 2017	Dec. 31, 2020	Jan. 01, 2020	Jan. 01, 2019
Disclosure of transactions between related parties [line items]
Management fee rate for fixed-income projects		0.08%
Transaction between pension company and the company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement			effective from 1 January 2019 to 31 December 2021
Description of agreement fee									According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management services, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), decreasing annually. The commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, decreasing annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of the daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity and third-party asset management business are in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion
Transactions between AMC HK and the company [member] | Offshore investment management service agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement									effective from 1 January 2019 to 31 December 2021
Description of agreement fee									The management fee rate for the directive investment operation of term deposits, common stocks, funds, financial products and other investment products, universal account B-2 and entrusted assets account alike was 0.02%; the management fee rate for unlisted equity investment was 0.3%; the management fee rate for customised investment portfolio was agreed upon the management fee of market-oriented entrusted investment
Amount of management fee paid										¥ 30
Transactions between the company and CLI [member] | Insurance agency agreement [member]
Disclosure of transactions between related parties [line items]
Description of agreement fee									The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies
Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement one [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement						effective from 1 January 2019 to 31 December 2020
Management fee for fixed income projects description									For fixed-income projects, the management fee rate was between 0.05% and 0.6% according to different ranges of returns
Transactions between the company and CLI [member			0.30%
Management fee rate for non-fixed-income projects description									for non-fixed-income projects, the management fee rate for invested projects was 0.3%, the management fee rates for newly signed projects were between 0.05% and 0.3% according to CLI’s involvement in project management and the performance-related bonus is based on the internal return rate upon expiry of the project
Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Description of variable management fee									The adjustment (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period
Transactions between the company and CLI [member] | Property leasing agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement							effective from 1 January 2018 to 31 December 2020		effective from 1 January 2021 to 31 December 2021
Description of agreement fee									Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%
Annual rent margin percentage									5.00%
Transactions between CLIC and AMC [member] | Asset management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement		effective from 1 July 2020 to 31 December 2022	effective from 1 January 2019 to 31 December 2021
Description of agreement fee									In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a seasonal basis, by multiplying the average book value of the assets under management (after deducting the funds and interests of positive repurchase transactions and deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes and customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12
The annual rate of the basic service fee		0.08%	0.05%
Transactions Between CL Overseas And AMC HK [member] | Investment management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement									effective from 1 January 2018 to 31 December 2022
Description of agreement fee									The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year
Transactions between CLP&C and AMC [member] | Insurance funds management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement					effective from 1 January 2018 to 31 December 2019
Effective date of guideline		effective from 1 July 2020
Description of agreement fee									In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance
Agreement renewal period									1 year
Management fee rate for fixed-income projects		0.08%
Transactions between the company and CLP&C [member] | Framework insurance agency agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement						8 March 2018 to 7 March 2021
Period of agreement									3 years
Transactions between the company and CGB [member] | Insurance agency agreement one [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement	effective from the signing date to 22 August 2022
Transactions between the company and CGB [member] | Insurance agency agreement two [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement									effective for two years from 1 January 2019
Agreement renewal period									1 year
Period of agreement									2 years
Transactions between AMC and the company [member] | Insurance funds management agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement		effective from 1 July 2020 to 31 December 2022							effective from 1 January 2019 to 31 December 2021
Description of agreement fee									The fixed annual service fee was calculated and payable on a seasonal basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum
Fixed annual service fee percentage				20.00%
Variable annual service fee percentage				0.05%
Transactions between the company and CLIC [member] | Insurance agency agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement								effective from 1 January 2018 to 31 December 2020	effective from 1 January 2021 to 31 December 2021
Management fee component rate per policy									8.0
Percentage of premiums and deposits received									2.50%
Transactions between the Company and CLHI [member] | Aged-care projects management service agreement [member]
Disclosure of transactions between related parties [line items]
Effective date of agreement									effective from 1 January 2020 to 31 December 2021
Service fee annual rate									2.70%
Bottom of range [member] | Transaction between pension company and the company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Percentage of management fee revenues used to calculate commissions for annuity fund management											30.00%
Bottom of range [member] | Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement one [member]
Disclosure of transactions between related parties [line items]
Management fee rate for fixed-income projects									0.05%
Transactions between the company and CLI [member									0.05%
Bottom of range [member] | Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Percentage of variable management fee									10.00%
Top of range [member] | Transaction between pension company and the company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [line items]
Percentage of management fee revenues used to calculate commissions for annuity fund management											50.00%
Top of range [member] | Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement one [member]
Disclosure of transactions between related parties [line items]
Management fee rate for fixed-income projects									0.60%
Transactions between the company and CLI [member									0.30%
Top of range [member] | Transactions between the company and CLI [member] | Alternative investment of insurance funds management agreement two [member]
Disclosure of transactions between related parties [line items]
Percentage of variable management fee									15.00%